Loans Receivable, Net (Impaired Financing Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 14,289	$ 81,600	$ 475,000
Impaired financing receivable, recorded investment	8,328,034	12,647,328	20,247,955
Impaired financing receivable, unpaid principal balance	11,063,835	15,328,828	24,950,379
Impaired financing receivable, average recorded investment	13,213,835	13,122,468	22,211,689
Impaired financing receivable, interest income, accrual method	261,201	295,579	364,423
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	2,181,740	2,922,105	2,519,814
Impaired financing receivable, with no related allowance, unpaid principal balance	2,263,240	3,033,735	2,618,003
Impaired financing receivable, with no related allowance, average recorded investment	3,443,140	3,014,807	2,642,156
Impaired financing receivable, with no related allowance, interest income, accrual method	6,371	13,909	0
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, recorded investment	2,181,740	2,922,105	2,519,814
Impaired financing receivable, unpaid principal balance	2,263,240	3,033,735	2,618,003
Impaired financing receivable, average recorded investment	3,443,140	3,014,807	2,642,156
Impaired financing receivable, interest income, accrual method	6,371	13,909	0
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	110,114	120,889	152,029
Impaired financing receivable, with no related allowance, unpaid principal balance	118,414	129,188	159,529
Impaired financing receivable, with no related allowance, average recorded investment	293,287	130,202	155,602
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	1,510
Impaired financing receivable, with related allowance, recorded investment	60,438	251,493	66,203
Impaired financing receivable, with related allowance, unpaid principal balance	60,438	256,923	66,203
Impaired financing receivable, related allowance	1,699	32,300	2,600
Impaired financing receivable, with related allowance, average recorded investment	61,947	254,611	67,522
Impaired financing receivable, with related allowance, interest income, accrual method	4,591	4,789	4,867
Impaired financing receivable, recorded investment	170,552	372,382	218,232
Impaired financing receivable, unpaid principal balance	178,852	386,111	225,732
Impaired financing receivable, average recorded investment	355,234	384,813	223,124
Impaired financing receivable, interest income, accrual method	4,591	4,789	6,377
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	145,401	162,201	236,030
Impaired financing receivable, with no related allowance, unpaid principal balance	995,401	362,201	436,030
Impaired financing receivable, with no related allowance, average recorded investment	300,386	190,562	413,653
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, recorded investment	145,401	162,201	236,030
Impaired financing receivable, unpaid principal balance	995,401	362,201	436,030
Impaired financing receivable, average recorded investment	300,386	190,562	413,653
Impaired financing receivable, interest income, accrual method	0	0	0
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	5,424,701	8,620,301	13,721,964
Impaired financing receivable, with no related allowance, unpaid principal balance	7,207,688	10,969,642	18,088,149
Impaired financing receivable, with no related allowance, average recorded investment	8,688,506	8,952,868	14,980,690
Impaired financing receivable, with no related allowance, interest income, accrual method	227,441	245,197	297,839
Impaired financing receivable, with related allowance, recorded investment	405,640	570,339	3,551,915
Impaired financing receivable, with related allowance, unpaid principal balance	418,654	577,139	3,582,465
Impaired financing receivable, related allowance	12,590	49,300	472,400
Impaired financing receivable, with related allowance, average recorded investment	426,569	579,418	3,952,066
Impaired financing receivable, with related allowance, interest income, accrual method	22,798	31,684	60,207
Impaired financing receivable, recorded investment	5,830,341	9,190,640	17,273,879
Impaired financing receivable, unpaid principal balance	7,626,342	11,546,781	21,670,614
Impaired financing receivable, average recorded investment	9,115,075	9,532,286	18,932,756
Impaired financing receivable, interest income, accrual method	$ 250,239	$ 276,881	$ 358,046